[Janus Letterhead]

July 7, 2017

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	Janus Detroit Street Trust (the “Registrant”)
1933 Act File No. 333-207814
1940 Act File No. 811-23112

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), transmitted herewith for filing is an interactive data file in the manner provided by Rule 405(b)(2) of Regulation S-T and General Instruction C.3.(g) of Form N-1A, containing the risk/return summary information provided in the Supplement dated June 16, 2017 to the currently effective prospectus for the Janus Henderson SG Global Quality Income ETF filed pursuant to Rule 497(e) under the 1933 Act.

Please call me at (303) 782-3054 with any questions regarding this filing.

Respectfully,

/s/ Adithya Attawar

Adithya Attawar

Assistant Secretary

Enclosure (via EDGAR only)

cc:	Eric S. Purple, Esq.
Kathryn Santoro, Esq.
Byron Hittle, Esq.